Prepaid Expenses and Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Prepaid Expenses and Other Assets [Abstract]
Prepaid Expenses and Other Assets

5. Prepaid Expenses and Other Assets

Prepaid expenses and other assets included the following (in thousands):

	September 30,	December 31,
	2014	2013
Prepaid insurance	$8,605	$1,260
Lot option and escrow deposits	4,546	3,218
Performance deposits	6,001	1,899
Deferred financing costs, net	5,118	—
Other	3,232	2,038
Total	$27,502	$8,415

7. Prepaid Expenses and Other Assets

Prepaid expenses and other assets included the following (in thousands):

	As of December 31,
	2013	2012
Prepaid insurance	$1,260	$105
Lot option and escrow deposits	3,218	800
Performance deposits	1,899	662
Other	2,038	490
Total prepaid expenses and other assets	$8,415	$2,057